UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
 (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Laurie D. Neat
Capital International, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

 Investment portfolio
September 30, 2011

                                                                                                                      Value
Equity securities                                                                                       Shares        (000)
============================================================================================================================

   Asia-Pacific -- 56.0%
============================================================================================================================
   China -- 15.0%
============================================================================================================================
   Agricultural Bank of China Ltd.                                                                   1,528,800        $587
   Agricultural Bank of China Ltd. (Hong Kong)                                                     123,069,000      39,552
----------------------------------------------------------------------------------------------------------------------------
   Alibaba.com Ltd. (Hong Kong)                                                                     24,230,500      22,361
----------------------------------------------------------------------------------------------------------------------------
   Ambow Education Holding Ltd. (ADR)(1)                                                             1,341,420       9,148
----------------------------------------------------------------------------------------------------------------------------
   Anhui Conch Cement Co. Ltd.                                                                      10,961,154      29,261
   Anhui Conch Cement Co. Ltd. (Hong Kong)                                                          14,970,500      40,704
----------------------------------------------------------------------------------------------------------------------------
   Asia Cement China Holdings Corp. (Hong Kong)                                                      4,070,500       1,607
----------------------------------------------------------------------------------------------------------------------------
   Bank of China Ltd. (Hong Kong)                                                                  580,155,732     177,021
----------------------------------------------------------------------------------------------------------------------------
   BaWang International (Group) Holding Ltd. (Hong Kong)(1)                                         24,188,000       2,167
----------------------------------------------------------------------------------------------------------------------------
   Beijing Enterprises Water Group Ltd. (Hong Kong)(1)                                             122,236,000      22,087
----------------------------------------------------------------------------------------------------------------------------
   BYD Co. Ltd. (Hong Kong)(1)                                                                       4,396,200       7,205
----------------------------------------------------------------------------------------------------------------------------
   China Construction Bank Corp. (Hong Kong)                                                       156,756,190      93,538
----------------------------------------------------------------------------------------------------------------------------
   China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)                               59,763,600      26,594
----------------------------------------------------------------------------------------------------------------------------
   China Kanghui Holdings (ADR)(1)                                                                   1,085,000      21,158
----------------------------------------------------------------------------------------------------------------------------
   China Life Insurance Co. Ltd.                                                                     6,207,957      14,245
   China Life Insurance Co. Ltd. (Hong Kong)                                                        23,348,000      55,189
----------------------------------------------------------------------------------------------------------------------------
   China Longyuan Power Group Corp. Ltd. (Hong Kong)                                                56,557,000      46,232
----------------------------------------------------------------------------------------------------------------------------
   China Mengniu Dairy Co. (Hong Kong)                                                              23,209,000      70,147
----------------------------------------------------------------------------------------------------------------------------
   China Mobile Ltd. (Hong Kong)                                                                     2,142,500      20,895
----------------------------------------------------------------------------------------------------------------------------
   China National Offshore Oil Corp. (Hong Kong)                                                     3,983,000       6,399
----------------------------------------------------------------------------------------------------------------------------
   China Overseas Land & Investment Ltd. (Hong Kong)                                                 9,223,206      13,197
----------------------------------------------------------------------------------------------------------------------------
   China Petroleum & Chemical Corp. (Hong Kong)                                                     48,734,000      46,935
----------------------------------------------------------------------------------------------------------------------------
   China Resources Enterprise Ltd. (Hong Kong)                                                       4,562,000      15,071
----------------------------------------------------------------------------------------------------------------------------
   China Resources Land Ltd. (Hong Kong)                                                             5,961,000       6,263
----------------------------------------------------------------------------------------------------------------------------
   China Shenhua Energy Co. Ltd.                                                                     1,309,200       5,116
   China Shenhua Energy Co. Ltd. (Hong Kong)                                                        53,560,500     210,202
----------------------------------------------------------------------------------------------------------------------------
   CSR Corp. Ltd. (Hong Kong)                                                                       10,587,000       3,751
----------------------------------------------------------------------------------------------------------------------------
   China Yurun Food Group Ltd. (Hong Kong)                                                          15,011,000      15,902
----------------------------------------------------------------------------------------------------------------------------
   Ctrip.com International, Ltd. (ADR)(1)                                                               84,060       2,703
----------------------------------------------------------------------------------------------------------------------------
   ENN Energy Holdings Ltd. (Hong Kong)                                                              4,630,000      14,980
----------------------------------------------------------------------------------------------------------------------------
   First Tractor Co. Ltd. (Hong Kong)                                                               13,402,000       7,724
----------------------------------------------------------------------------------------------------------------------------
   Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong)(1)                                    15,126,000          24
----------------------------------------------------------------------------------------------------------------------------
   Giant Interactive Group Inc. (ADR)                                                                  624,829       2,081
----------------------------------------------------------------------------------------------------------------------------
   Harbin Power Equipment Co. Ltd. (Hong Kong)                                                       4,890,000       3,986
----------------------------------------------------------------------------------------------------------------------------
   Hengan International Group Co. Ltd. (Hong Kong)                                                   2,375,500      18,854
----------------------------------------------------------------------------------------------------------------------------
   Honghua Group Ltd. (Hong Kong)(1)                                                                 3,817,000         365
----------------------------------------------------------------------------------------------------------------------------
   Huabao International Holdings Ltd. (Hong Kong)                                                   14,604,000      11,905
----------------------------------------------------------------------------------------------------------------------------
   Industrial and Commercial Bank of China Ltd.                                                     10,092,300       6,268
   Industrial and Commercial Bank of China Ltd. (Hong Kong)                                        329,094,761     159,075
----------------------------------------------------------------------------------------------------------------------------
   Kingboard Chemical Holdings Ltd. (Hong Kong)                                                      2,528,100       6,802
----------------------------------------------------------------------------------------------------------------------------
   Kingboard Laminates Holdings Ltd. (Hong Kong)                                                    37,262,000      15,389
----------------------------------------------------------------------------------------------------------------------------
   Lenovo Group Ltd. (Hong Kong)                                                                   132,852,000      88,830
----------------------------------------------------------------------------------------------------------------------------
   Leoch International Technology Ltd. (Hong Kong)                                                   8,875,000       3,241
----------------------------------------------------------------------------------------------------------------------------
   Li Ning Co. Ltd. (Hong Kong)                                                                     13,721,500      13,735
----------------------------------------------------------------------------------------------------------------------------
   Longfor Properties Co. Ltd. (Hong Kong)                                                          45,206,000      44,069
----------------------------------------------------------------------------------------------------------------------------
   Man Wah Holdings Ltd. (Hong Kong)                                                                24,656,600       9,597
----------------------------------------------------------------------------------------------------------------------------
   Minth Group Ltd. (Hong Kong)                                                                     39,098,000      34,877
----------------------------------------------------------------------------------------------------------------------------
   NetDragon Websoft Inc. (Hong Kong)                                                                2,833,000       1,391
----------------------------------------------------------------------------------------------------------------------------
   NetEase.com, Inc. (ADR)(1)                                                                          204,300       7,796
----------------------------------------------------------------------------------------------------------------------------
   New Oriental Education & Technology Group Inc. (ADR)(1)                                           1,016,800      23,356
----------------------------------------------------------------------------------------------------------------------------
   Nine Dragons Paper (Holdings) Ltd. (Hong Kong)                                                   53,850,200      26,360
----------------------------------------------------------------------------------------------------------------------------
   Perfect World Co. Ltd., Class B (ADR)(1)                                                            611,600      6,825
----------------------------------------------------------------------------------------------------------------------------
   Real Nutriceutical Group Ltd. (Hong Kong)                                                         7,325,000       2,722
----------------------------------------------------------------------------------------------------------------------------
   Sany Heavy Equipment International Holdings Co. Ltd. (Hong Kong)                                 56,608,000      44,716
----------------------------------------------------------------------------------------------------------------------------
   Shanda Games Ltd., Class A (ADR)(1)                                                               3,943,800      15,657
----------------------------------------------------------------------------------------------------------------------------
   Shandong Weigao Group Medical Polymer Co. Ltd. (Hong Kong)                                       57,546,000      64,364
----------------------------------------------------------------------------------------------------------------------------
   Shanghai Zhixin Electric Co. Ltd.                                                                 5,166,967       9,378
----------------------------------------------------------------------------------------------------------------------------
   Shenguan Holdings Group Ltd. (Hong Kong)                                                          6,700,000       3,406
----------------------------------------------------------------------------------------------------------------------------
   Sinopharm Group Co. Ltd. (Hong Kong)                                                              3,885,200      10,216
----------------------------------------------------------------------------------------------------------------------------
   Suntech Power Holdings Co. Ltd. (ADR)(1)                                                          1,035,401       2,392
----------------------------------------------------------------------------------------------------------------------------
   Tencent Holdings Ltd. (Hong Kong)                                                                   426,100       8,740
----------------------------------------------------------------------------------------------------------------------------
   Tingyi (Cayman Islands) Holding Corp. (Hong Kong)                                                15,744,000      38,588
----------------------------------------------------------------------------------------------------------------------------
   Weichai Power Co. Ltd. (Hong Kong)                                                               17,524,200      79,483
----------------------------------------------------------------------------------------------------------------------------
   Wumart Stores, Inc. (Hong Kong)                                                                   6,340,384      12,431
----------------------------------------------------------------------------------------------------------------------------
   Zhongsheng Group Holdings Ltd. (Hong Kong)                                                       42,499,000      66,855
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,891,715

============================================================================================================================
   Hong Kong -- 3.0%
============================================================================================================================
   AIA Group Ltd.                                                                                   37,812,800     107,025
----------------------------------------------------------------------------------------------------------------------------
   ASM Pacific Technology Ltd.                                                                       4,370,900      42,675
----------------------------------------------------------------------------------------------------------------------------
   First Pacific Co. Ltd.                                                                           15,804,858      13,799
----------------------------------------------------------------------------------------------------------------------------
   Goodbaby International Holdings Ltd.                                                             22,216,000       5,239
----------------------------------------------------------------------------------------------------------------------------
   Hopewell Holdings Ltd.                                                                           13,117,500      37,292
----------------------------------------------------------------------------------------------------------------------------
   Samsonite International SA(1)                                                                    30,659,400      42,780
----------------------------------------------------------------------------------------------------------------------------
   Sands China Ltd.(1)                                                                              21,877,200      50,317
----------------------------------------------------------------------------------------------------------------------------
   SJM Holdings Ltd.                                                                                11,324,000      19,655
----------------------------------------------------------------------------------------------------------------------------
   United Company RUSAL PLC(1)                                                                      27,361,000      23,184
----------------------------------------------------------------------------------------------------------------------------
   VTech Holdings Ltd.                                                                               1,040,300       9,544
----------------------------------------------------------------------------------------------------------------------------
   Wynn Macau Ltd.                                                                                  10,570,000      24,420
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   375,930

============================================================================================================================
   India -- 9.9%
============================================================================================================================
   Adani Enterprises Ltd.                                                                           12,057,850     127,042
----------------------------------------------------------------------------------------------------------------------------
   Apollo Hospitals Enterprise Ltd.                                                                  2,445,932      25,864
   Apollo Hospitals Enterprise Ltd. (GDR)                                                              467,600       4,966
----------------------------------------------------------------------------------------------------------------------------
   Bharat Electronics Ltd.                                                                             380,971      11,901
----------------------------------------------------------------------------------------------------------------------------
   Bharti Airtel Ltd.                                                                               31,322,623     238,018
----------------------------------------------------------------------------------------------------------------------------
   Cox and Kings Ltd.                                                                                4,029,996      17,398
   Cox and Kings Ltd. (GDR)                                                                            453,204       1,971
----------------------------------------------------------------------------------------------------------------------------
   Cummins India Ltd.                                                                                1,654,902      13,891
----------------------------------------------------------------------------------------------------------------------------
   DLF Ltd.                                                                                         11,952,593      52,336
----------------------------------------------------------------------------------------------------------------------------
   HDFC Bank Ltd.                                                                                    7,335,905      69,163
   HDFC Bank Ltd. (ADR)                                                                                  8,000         233
----------------------------------------------------------------------------------------------------------------------------
   Housing Development Finance Corp. Ltd.                                                            7,299,629      94,230
----------------------------------------------------------------------------------------------------------------------------
   ICICI Bank Ltd.                                                                                   3,686,976      64,837
   ICICI Bank Ltd. (ADR)                                                                             1,283,200      44,553
----------------------------------------------------------------------------------------------------------------------------
   Infosys Technologies Ltd.                                                                           422,272      21,391
----------------------------------------------------------------------------------------------------------------------------
   Infrastructure Development Finance Co. Ltd.                                                      19,165,091      42,720
----------------------------------------------------------------------------------------------------------------------------
   ITC Ltd.                                                                                          1,730,680       6,943
----------------------------------------------------------------------------------------------------------------------------
   Jain Irrigation Systems Ltd.(2)                                                                  19,489,015      60,425
----------------------------------------------------------------------------------------------------------------------------
   Jindal Steel & Power Ltd.                                                                           282,503       2,871
----------------------------------------------------------------------------------------------------------------------------
   Kotak Mahindra Bank Ltd.                                                                          4,521,973      41,993
----------------------------------------------------------------------------------------------------------------------------
   Multi Screen Media Private Ltd. (acquired 5/15/00, cost: $107,294,000)(1,3)                         284,195      23,552
----------------------------------------------------------------------------------------------------------------------------
   Pantaloon Retail (India) Ltd.                                                                     1,384,736       5,541
----------------------------------------------------------------------------------------------------------------------------
   PTC India Financial Services Ltd.(1)                                                             15,933,450       4,942
----------------------------------------------------------------------------------------------------------------------------
   Reliance Industries Ltd.                                                                          5,811,990     $94,673
----------------------------------------------------------------------------------------------------------------------------
   Shopper's Stop Ltd.                                                                               1,580,617      11,205
----------------------------------------------------------------------------------------------------------------------------
   Sobha Developers Ltd.                                                                             3,594,606      15,809
----------------------------------------------------------------------------------------------------------------------------
   Sun Pharmaceutical Industries Ltd.                                                                1,250,426      11,748
----------------------------------------------------------------------------------------------------------------------------
   Tata Steel Ltd.                                                                                   3,181,453      26,804
----------------------------------------------------------------------------------------------------------------------------
   United Spirits Ltd.                                                                               5,907,999      95,697
----------------------------------------------------------------------------------------------------------------------------
   VA Tech Wabag Ltd.(2)                                                                             1,584,552      11,773
----------------------------------------------------------------------------------------------------------------------------
   Wipro Ltd.                                                                                          609,630       4,179
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,248,669

============================================================================================================================
   Indonesia -- 3.1%
============================================================================================================================
   PT Agung Podomoro Land Tbk(1)                                                                   479,240,500      17,008
----------------------------------------------------------------------------------------------------------------------------
   PT Astra International Tbk                                                                        7,309,300      51,625
----------------------------------------------------------------------------------------------------------------------------
   PT Bank Mandiri (Persero) Tbk                                                                   124,496,824      86,942
----------------------------------------------------------------------------------------------------------------------------
   PT Bank Rakyat Indonesia (Persero) Tbk                                                           57,703,500      37,860
----------------------------------------------------------------------------------------------------------------------------
   PT Elang Mahkota Teknologi Tbk                                                                   49,762,000      10,878
----------------------------------------------------------------------------------------------------------------------------
   PT Indocement Tunggal Prakarsa Tbk                                                               49,688,500      78,141
----------------------------------------------------------------------------------------------------------------------------
   PT Semen Gresik (Persero) Tbk                                                                    41,138,000      38,486
----------------------------------------------------------------------------------------------------------------------------
   PT Surya Citra Media Tbk                                                                         38,277,500      25,834
----------------------------------------------------------------------------------------------------------------------------
   PT Tower Bersama Infrastructure Tbk                                                             105,953,500      23,800
----------------------------------------------------------------------------------------------------------------------------
   PT XL Axiata Tbk                                                                                 30,766,000      17,215
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   387,789

============================================================================================================================
   Japan -- 0.0%
============================================================================================================================
   Ajinomoto Co., Inc.                                                                                 465,000       5,499
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Malaysia -- 3.3%
============================================================================================================================
   CIMB Group Holdings Bhd.                                                                         77,770,498     168,674
----------------------------------------------------------------------------------------------------------------------------
   Eastern & Oriental Bhd.                                                                           7,469,930       3,358
----------------------------------------------------------------------------------------------------------------------------
   Genting Bhd.                                                                                     27,603,000      78,127
----------------------------------------------------------------------------------------------------------------------------
   IJM Corp. Bhd.                                                                                   59,221,506      89,838
----------------------------------------------------------------------------------------------------------------------------
   Malaysia Marine and Heavy Engineering Holdings Bhd.                                              15,243,500      26,093
----------------------------------------------------------------------------------------------------------------------------
   Naim Cendera Holdings Bhd.                                                                       11,661,500       6,077
----------------------------------------------------------------------------------------------------------------------------
   S P Setia Bhd.                                                                                   18,718,725      22,670
----------------------------------------------------------------------------------------------------------------------------
   StemLife Bhd.(2)                                                                                  8,331,900         599
----------------------------------------------------------------------------------------------------------------------------
   UMW Holdings Bhd.                                                                                 9,864,800      20,883
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   416,319
============================================================================================================================
   Pakistan -- 0.1%
============================================================================================================================
   Oil & Gas Development Co. Ltd. (GDR)                                                                791,800      11,968
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Philippines -- 0.9%
============================================================================================================================
   Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost:
      $1,850,000)(1,3)                                                                                 724,790          --
   Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost:
      $616,000)(1,3)                                                                                   241,431          --
----------------------------------------------------------------------------------------------------------------------------
   Energy Development Corp.                                                                        557,918,250      71,706
----------------------------------------------------------------------------------------------------------------------------
   International Container Terminal Services, Inc.                                                  27,284,888      28,923
----------------------------------------------------------------------------------------------------------------------------
   Philippine Airlines, Inc. (acquired 3/31/97, cost: $0)(1,3)                                      68,631,450          --
----------------------------------------------------------------------------------------------------------------------------
   Philippine Long Distance Telephone Co.                                                              197,390       9,854
   Philippine Long Distance Telephone Co. (ADR)                                                         92,000       4,557
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   115,040
============================================================================================================================
   Singapore -- 1.0%
============================================================================================================================
   Ascendas India Trust                                                                             19,142,500      11,215
----------------------------------------------------------------------------------------------------------------------------
   CapitaRetail China Trust                                                                          8,476,000       7,537
----------------------------------------------------------------------------------------------------------------------------
   Hutchison Port Holdings Trust                                                                    20,507,000      13,567
----------------------------------------------------------------------------------------------------------------------------
   Olam International Ltd.                                                                          18,903,868      32,229
----------------------------------------------------------------------------------------------------------------------------
   Wilmar International Ltd.                                                                        16,287,420      64,607
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   129,155

============================================================================================================================
   South Korea -- 10.7%
============================================================================================================================
   Cheil Worldwide, Inc.                                                                               992,090      15,558
----------------------------------------------------------------------------------------------------------------------------
   Daum Communications Corp.                                                                            83,276       9,995
----------------------------------------------------------------------------------------------------------------------------
   Hana Financial Holdings                                                                           2,649,930      77,010
----------------------------------------------------------------------------------------------------------------------------
   Hankook Tire Co., Ltd.                                                                            1,604,040      53,926
----------------------------------------------------------------------------------------------------------------------------
   Hynix Semiconductor, Inc.                                                                         6,017,810     105,866
----------------------------------------------------------------------------------------------------------------------------
   Hyundai Engineering & Construction Co., Ltd.                                                        426,879      21,671
----------------------------------------------------------------------------------------------------------------------------
   Hyundai Mobis Co., Ltd.                                                                             362,613     102,983
----------------------------------------------------------------------------------------------------------------------------
   Korean Reinsurance Co.                                                                            2,505,595      28,768
----------------------------------------------------------------------------------------------------------------------------
   KT Corp. (ADR)                                                                                    2,663,500      39,367
----------------------------------------------------------------------------------------------------------------------------
   LG Chem, Ltd.                                                                                     1,285,548     340,580
----------------------------------------------------------------------------------------------------------------------------
   LG Household & Health Care Ltd.                                                                     119,972      53,988
----------------------------------------------------------------------------------------------------------------------------
   OCI Co., Ltd.                                                                                       153,935      26,226
----------------------------------------------------------------------------------------------------------------------------
   Samsung C&T Corp.                                                                                   989,623      57,746
----------------------------------------------------------------------------------------------------------------------------
   Samsung Electronics Co., Ltd.                                                                       178,030     124,713
   Samsung Electronics Co., Ltd. (GDR)                                                                 639,548     224,793
----------------------------------------------------------------------------------------------------------------------------
   Shinhan Financial Group Co., Ltd.                                                                 1,151,863      40,281
----------------------------------------------------------------------------------------------------------------------------
   SK Telecom Co., Ltd. (ADR)                                                                        1,784,600      25,109
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,348,580

============================================================================================================================
   Taiwan -- 6.3%
============================================================================================================================
   Advanced Semiconductor Engineering, Inc.                                                         33,782,515      28,805
----------------------------------------------------------------------------------------------------------------------------
   ASUSTeK Computer, Inc.                                                                           10,803,980      80,688
----------------------------------------------------------------------------------------------------------------------------
   Cathay Financial Holding Co., Ltd.                                                               11,054,862      12,532
----------------------------------------------------------------------------------------------------------------------------
   Compeq Manufacturing Co., Ltd.(1,2)                                                              73,599,000      29,313
----------------------------------------------------------------------------------------------------------------------------
   CTCI Corp.                                                                                       25,490,000      30,565
----------------------------------------------------------------------------------------------------------------------------
   Delta Electronics, Inc.                                                                          42,710,148      99,965
----------------------------------------------------------------------------------------------------------------------------
   Far Eastern Department Stores Ltd.                                                               23,210,420      30,104
----------------------------------------------------------------------------------------------------------------------------
   Hon Hai Precision Industry Co., Ltd.                                                             16,462,570      36,750
   Hon Hai Precision Industry Co., Ltd. (GDR)                                                        1,673,870       7,469
----------------------------------------------------------------------------------------------------------------------------
   Hotai Motor Co., Ltd.                                                                             6,155,000      24,848
----------------------------------------------------------------------------------------------------------------------------
   HTC Corp.                                                                                           558,652      12,273
----------------------------------------------------------------------------------------------------------------------------
   MediaTek, Inc.                                                                                    1,455,000      15,853
----------------------------------------------------------------------------------------------------------------------------
   SinoPac Financial Holdings Co., Ltd.                                                             51,927,425      16,622
----------------------------------------------------------------------------------------------------------------------------
   Standard Foods Corp.                                                                              4,372,250      11,396
----------------------------------------------------------------------------------------------------------------------------
   Synnex Technology International Corp.                                                            24,111,268      52,116
----------------------------------------------------------------------------------------------------------------------------
   Taiwan Semiconductor Manufacturing Co., Ltd.                                                    104,257,680     236,223
----------------------------------------------------------------------------------------------------------------------------
   Tripod Technology Corp.                                                                          14,448,433      37,487
----------------------------------------------------------------------------------------------------------------------------
   Wintek Corp.                                                                                     37,527,278      28,898
   Wintek Corp. (acquired 1/12/11, cost: $19,862,000)(3)                                             2,642,160      10,469
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   802,376

============================================================================================================================
   Thailand -- 2.7%
============================================================================================================================
   Advanced Info Service PCL                                                                         5,634,800      23,060
----------------------------------------------------------------------------------------------------------------------------
   Bangkok Bank PCL, nonvoting depository receipt                                                    1,166,900       5,220
----------------------------------------------------------------------------------------------------------------------------
   Bank of Ayudhya PCL                                                                              42,683,700      26,981
   Bank of Ayudhya PCL, nonvoting depository receipt                                                 7,396,800       4,689
----------------------------------------------------------------------------------------------------------------------------
   Banpu PCL                                                                                         7,755,600     128,964
   Banpu PCL, nonvoting depository receipt                                                             106,200       1,766
----------------------------------------------------------------------------------------------------------------------------
   Indorama Ventures PCL                                                                            92,081,200      80,655
----------------------------------------------------------------------------------------------------------------------------
   Kasikornbank PCL, nonvoting depository receipt                                                    3,394,100      12,551
----------------------------------------------------------------------------------------------------------------------------
   Siam Cement PCL, nonvoting depository receipt                                                     7,151,600      59,341
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   343,227

============================================================================================================================
   Vietnam -- 0.0%
============================================================================================================================
   Vietnam Enterprise Investments Ltd., redeemable (acquired 9/20/01, cost:
      $4,515,000)(1,3)                                                                               1,630,227       3,008
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Latin America -- 14.6%
============================================================================================================================
   Argentina -- 1.4%
   Grupo Financiero Galicia SA, Class B                                                                      5          --
----------------------------------------------------------------------------------------------------------------------------
   YPF Sociedad Anonima, Class D (ADR)                                                               5,141,190     175,880
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   175,880

============================================================================================================================
   Brazil -- 8.8%
============================================================================================================================
   ALL - America Latina Logistica SA, ordinary nominative                                            1,710,200       7,759
----------------------------------------------------------------------------------------------------------------------------
   Anhanguera Educacional Participacoes SA, ordinary nominative                                      3,297,460      42,440
----------------------------------------------------------------------------------------------------------------------------
   Banco Bradesco SA, preferred nominative (ADR)                                                     3,768,600      55,738
----------------------------------------------------------------------------------------------------------------------------
   Cia. de Concessoes Rodoviarias, ordinary nominative                                               5,378,400     140,020
----------------------------------------------------------------------------------------------------------------------------
   Estacio Participacoes SA, ordinary nominative                                                     2,569,500      22,549
----------------------------------------------------------------------------------------------------------------------------
   Gerdau SA (ADR)                                                                                  11,406,200      81,326
----------------------------------------------------------------------------------------------------------------------------
   Hypermarcas SA, ordinary nominative                                                              16,228,300      76,297
----------------------------------------------------------------------------------------------------------------------------
   International Meal Co. Holdings SA(1)                                                             2,537,600      16,128
----------------------------------------------------------------------------------------------------------------------------
   Itau Unibanco Holding SA, preferred nominative (ADR)                                              3,389,964      52,612
----------------------------------------------------------------------------------------------------------------------------
   Itausa - Investimentos Itau SA, preferred nominative                                             11,316,288      57,356
----------------------------------------------------------------------------------------------------------------------------
   Mills Estruturas e Servicos de Engenharia SA, ordinary nominative                                 3,312,700      34,004
----------------------------------------------------------------------------------------------------------------------------
   Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                     1,386,700      31,131
   Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                    3,886,127      80,521
----------------------------------------------------------------------------------------------------------------------------
   QGEP Participacoes SA                                                                             7,156,800      58,884
----------------------------------------------------------------------------------------------------------------------------
   T4F Entretenimento SA, ordinary nominative(1)                                                       256,900       1,544
----------------------------------------------------------------------------------------------------------------------------
   Telecomunicacoes de Sao Paulo SA, preferred nominative (ADR)                                      2,266,520      59,949
----------------------------------------------------------------------------------------------------------------------------
   Telemar Norte Leste SA, Class A, preferred nominative                                             1,557,553      32,058
----------------------------------------------------------------------------------------------------------------------------
   Tele Norte Leste Participacoes SA, ordinary nominative                                              865,400       9,481
   Tele Norte Leste Participacoes SA, preferred nominative                                             637,788       6,038
   Tele Norte Leste Participacoes SA, preferred nominative (ADR)                                    13,361,400     127,334
----------------------------------------------------------------------------------------------------------------------------
   Vale SA, Class A, preferred nominative (ADR)                                                      3,823,924      80,302
----------------------------------------------------------------------------------------------------------------------------
   WEG SA, ordinary nominative                                                                       1,658,900      16,499
----------------------------------------------------------------------------------------------------------------------------
   Wilson Sons Ltd. (BDR)                                                                            1,882,300      26,028
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,115,998

============================================================================================================================
   Chile -- 0.2%
============================================================================================================================
   Enersis SA (ADR)                                                                                    879,744      14,877
----------------------------------------------------------------------------------------------------------------------------
   Ripley Corp SA                                                                                   10,027,330       8,104
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    22,981

============================================================================================================================
   Colombia -- 0.3%
============================================================================================================================
   Bancolombia SA                                                                                      934,357      13,700
   Bancolombia SA, preferred nominative (ADR)                                                          502,400      27,984
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    41,684

============================================================================================================================
   Mexico -- 3.9%
============================================================================================================================
   Alsea, SAB de CV, Series A                                                                       18,188,900      13,273
----------------------------------------------------------------------------------------------------------------------------
   Arca Continental, SAB de CV                                                                       7,700,344      32,143
----------------------------------------------------------------------------------------------------------------------------
   Bolsa Mexicana de Valores, SAB de CV, Series A                                                    7,705,600      10,646
----------------------------------------------------------------------------------------------------------------------------
   Carso Infraestructura y Construccion, SAB de CV, Series B-1(1)                                   56,641,900      28,589
----------------------------------------------------------------------------------------------------------------------------
   CEMEX, SAB de CV, ordinary participation certificates, units (ADR)(1)                             5,913,604      18,687
----------------------------------------------------------------------------------------------------------------------------
   Empresas ICA, SAB de CV, ordinary participation certificates(1)                                   3,373,651       3,766
----------------------------------------------------------------------------------------------------------------------------
   Grupo Comercial Chedraui, SAB de CV, Series B                                                    11,184,200      27,032
----------------------------------------------------------------------------------------------------------------------------
   Grupo Financiero Banorte, SAB de CV, Class O                                                      2,530,200       7,509
----------------------------------------------------------------------------------------------------------------------------
   Grupo Financiero Inbursa, SAB de CV                                                              50,493,914      84,943
----------------------------------------------------------------------------------------------------------------------------
   Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)                              2,452,300      45,098
----------------------------------------------------------------------------------------------------------------------------
   Impulsora del Desarrollo y el Empleo en America Latina, SAB de CV, Series B-1(1)                 50,587,000      65,365
----------------------------------------------------------------------------------------------------------------------------
   Kimberly-Clark de Mexico, SAB de CV, Series A                                                     2,800,033      14,395
----------------------------------------------------------------------------------------------------------------------------
   Organizacion Soriana, SAB de CV, Series B(1)                                                        921,500       1,888
----------------------------------------------------------------------------------------------------------------------------
   Telefonos de Mexico, SAB de CV, Series L                                                          2,004,300       1,502
   Telefonos de Mexico, SAB de CV, Series L (ADR)                                                    6,352,600      94,971
----------------------------------------------------------------------------------------------------------------------------
   Urbi Desarrollos Urbanos, SAB de CV(1)                                                           28,989,200      39,486
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   489,293

============================================================================================================================
   Peru -- 0.0%
============================================================================================================================
   Pesquera Exalmar SA, Class A                                                                      2,658,522       3,355
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Eastern Europe and Middle East -- 12.5%
============================================================================================================================
   Czech Republic -- 0.7%
============================================================================================================================
   CEZ AS                                                                                              574,153      22,125
----------------------------------------------------------------------------------------------------------------------------
   Telefonica O2 Czech Republic, AS                                                                  3,257,100      69,480
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    91,605

============================================================================================================================
   Hungary -- 0.3%
============================================================================================================================
   Magyar Telekom Telecommunications PLC                                                            15,111,400      33,603
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Israel -- 0.8%
============================================================================================================================
   Bezeq - The Israel Telecommunication Corp. Ltd.                                                  26,816,056      50,273
----------------------------------------------------------------------------------------------------------------------------
   Cellcom Israel Ltd.                                                                               1,181,533      24,458
----------------------------------------------------------------------------------------------------------------------------
   Partner Communications Co. Ltd.                                                                   1,605,304      15,306
   Partner Communications Co. Ltd. (ADR)                                                               112,000       1,058
----------------------------------------------------------------------------------------------------------------------------
   Shufersal Ltd.                                                                                    3,233,940      12,976
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   104,071

============================================================================================================================
   Oman -- 0.3%
============================================================================================================================
   BankMuscat (SAOG)                                                                                 1,219,870       2,113
   BankMuscat (SAOG) (GDR)                                                                           5,346,351      37,211
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    39,324

============================================================================================================================
   Poland -- 1.7%
============================================================================================================================
   Powszechny Zaklad Ubezpieczen SA                                                                    287,481      27,148
----------------------------------------------------------------------------------------------------------------------------
   Telekomunikacja Polska SA                                                                        36,229,125     188,732
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   215,880

============================================================================================================================
   Russia -- 7.0%
============================================================================================================================
   Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost:
      $6,693,000)(1,2,3,4,5)                                                                        11,783,118      33,883
   Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost:
      $19,357,000)(2,3,4,5)                                                                         22,390,548      31,553
   Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost:
      $11,809,000)(1,2,3,4,5)                                                                       12,434,296      13,256
   Baring Vostok Fund IV Supplemental Fund, LP (acquired 10/8/07, cost:
      $23,333,000)(1,2,3,4,5)                                                                       26,312,563      23,784
----------------------------------------------------------------------------------------------------------------------------
   Etalon Group Ltd. (GDR)(1)                                                                        2,969,916      10,324
----------------------------------------------------------------------------------------------------------------------------
   Evraz Group SA (GDR)(1)                                                                           3,130,316      48,586
----------------------------------------------------------------------------------------------------------------------------
   Global Ports Investments PLC (GDR)                                                                  801,841      12,380
   Global Ports Investments PLC (acquired 6/24/11, cost: $29,763,000)(3)                             1,984,210      30,635
----------------------------------------------------------------------------------------------------------------------------
   JSC Interregional Distribution Grid Companies Holding(1)                                        118,870,384       8,181
----------------------------------------------------------------------------------------------------------------------------
   Mechel OAO                                                                                        1,733,100      13,364
----------------------------------------------------------------------------------------------------------------------------
   New Century Capital Partners, LP (acquired 12/7/95, cost: $951,000)(1,3,4)                        5,247,900       6,576
----------------------------------------------------------------------------------------------------------------------------
   OAO Gazprom                                                                                       1,334,000       6,391
   OAO Gazprom (ADR)                                                                                32,336,500     309,313
----------------------------------------------------------------------------------------------------------------------------
   OAO TMK (GDR)                                                                                     2,207,100      20,002
----------------------------------------------------------------------------------------------------------------------------
   OJSC Bank Saint Petersburg, Class A, 13.50% convertible preferred May 15, 2013                    4,264,200      13,964
----------------------------------------------------------------------------------------------------------------------------
   OJSC Holding Co. Sibirskiy Cement(1)                                                                620,637      13,033
----------------------------------------------------------------------------------------------------------------------------
   OJSC Kuzbasskaya Toplivnaya Co.                                                                   1,665,000       8,943
----------------------------------------------------------------------------------------------------------------------------
   OJSC Magnit                                                                                         528,953      45,297
   OJSC Magnit (GDR)                                                                                   420,900       7,943
----------------------------------------------------------------------------------------------------------------------------
   OJSC Mining and Metallurgical Co. Norilsk Nickel (ADR)                                            1,556,417      33,461
----------------------------------------------------------------------------------------------------------------------------
   OJSC Pharmstandard (GDR)(1)                                                                         347,100       6,568
----------------------------------------------------------------------------------------------------------------------------
   OJSC Rostelecom(1)                                                                                1,400,963       6,484
   OJSC Rostelecom (ADR)(1)                                                                          1,511,727      41,406
----------------------------------------------------------------------------------------------------------------------------
   OJSC VTB Bank (GDR)                                                                               5,245,089      21,553
----------------------------------------------------------------------------------------------------------------------------
   Sberbank of Russia                                                                               47,642,789     104,373
----------------------------------------------------------------------------------------------------------------------------
   X5 Retail Group NV (GDR)(1)                                                                         728,834      20,004
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   891,257

============================================================================================================================
   Saudi Arabia -- 0.9%
============================================================================================================================
   Almarai Co., PALMS issued by HSBC Bank plc, expires March 27, 2012 (acquired
      11/23/09, cost: $39,591,000)(3)                                                                1,593,250      36,534
----------------------------------------------------------------------------------------------------------------------------
   Etihad Etisalat Co., PALMS issued by Deutsche Bank, expires December 3, 2012
      (acquired 3/21/11, cost: $75,319,000)(3)                                                       5,383,300      76,076
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   112,610

============================================================================================================================
   Turkey -- 0.5%
============================================================================================================================
   Aktas Elektrik Ticaret AS(1)                                                                          4,273          --
----------------------------------------------------------------------------------------------------------------------------
   Coca-Cola Icecek AS, Class C                                                                      1,300,245      17,656
----------------------------------------------------------------------------------------------------------------------------
   Enka Insaat ve Sanayi AS                                                                          3,255,909       7,864
----------------------------------------------------------------------------------------------------------------------------
   Selcuk Ecza Deposu Ticaret ve Sanayi AS, Class B                                                    988,104         913
----------------------------------------------------------------------------------------------------------------------------
   Sinpas Gayrimenkul Yatirim Ortakligi AS                                                           1,107,522         859
----------------------------------------------------------------------------------------------------------------------------
   Turkiye Garanti Bankasi AS                                                                        4,198,973      16,280
----------------------------------------------------------------------------------------------------------------------------
   Yapi ve Kredi Bankasi AS(1)                                                                       8,236,925      18,207
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    61,779

============================================================================================================================
   United Arab Emirates -- 0.3%
============================================================================================================================
   DP World Ltd.                                                                                     3,457,576      35,302
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Africa -- 3.6%
============================================================================================================================
   Egypt -- 0.1%
============================================================================================================================
   Orascom Construction Industries Co.                                                                 180,054       6,424
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Morocco -- 0.1%
============================================================================================================================
   Holcim (Maroc) SA                                                                                    46,585      10,707
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   South Africa -- 3.4%
============================================================================================================================
   Anglo American Platinum Ltd.                                                                        195,626      13,370
----------------------------------------------------------------------------------------------------------------------------
   AngloGold Ashanti Ltd.                                                                              219,485       9,105
   AngloGold Ashanti Ltd. (ADR)                                                                      1,293,697      53,507
----------------------------------------------------------------------------------------------------------------------------
   Barloworld Ltd.                                                                                   4,041,533      30,088
----------------------------------------------------------------------------------------------------------------------------
   Harmony Gold Mining Co. Ltd.                                                                      5,574,123      65,455
   Harmony Gold Mining Co. Ltd. (ADR)                                                                4,829,913      56,655
----------------------------------------------------------------------------------------------------------------------------
   Impala Platinum Holdings Ltd.                                                                       780,187      15,815
----------------------------------------------------------------------------------------------------------------------------
   MTN Group Ltd.                                                                                    6,245,408     102,180
----------------------------------------------------------------------------------------------------------------------------
   Royal Bafokeng Platinum Ltd.(1)                                                                   3,663,764      25,464
----------------------------------------------------------------------------------------------------------------------------
   Sappi Ltd.(1)                                                                                    17,631,189      51,970
   Sappi Ltd. (ADR)(1)                                                                               1,308,900       3,979
----------------------------------------------------------------------------------------------------------------------------
   South African Private Equity Fund III, LP (acquired 9/23/98, cost:
      $2,744,000)(2,3,4,5)                                                                          27,594,065       2,740
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                   430,328

============================================================================================================================
   Other markets -- 6.9%
============================================================================================================================
   Australia -- 0.7%
   Aquarius Platinum Ltd.                                                                            3,506,725       9,615
----------------------------------------------------------------------------------------------------------------------------
   Oil Search Ltd.                                                                                  14,758,868      79,651
----------------------------------------------------------------------------------------------------------------------------
   Paladin Energy Ltd(1)                                                                             2,600,931       2,978
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    92,244

============================================================================================================================
   Austria -- 0.2%
============================================================================================================================
   Vienna Insurance Group                                                                              645,816      24,527
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Canada -- 0.9%
============================================================================================================================
   Centerra Gold Inc.                                                                                3,734,100      69,522
----------------------------------------------------------------------------------------------------------------------------
   First Quantum Minerals Ltd.                                                                       1,285,000      17,106
----------------------------------------------------------------------------------------------------------------------------
   Ivanhoe Mines Ltd.(1)                                                                               417,860       5,725
----------------------------------------------------------------------------------------------------------------------------
   Platmin Ltd.(1)                                                                                  17,063,400       7,327
   Platmin Ltd. (CDI)(1)                                                                             6,481,100       2,628
----------------------------------------------------------------------------------------------------------------------------
   Uranium One Inc.                                                                                  5,741,500      11,342
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   113,650

============================================================================================================================
   Italy -- 0.2%
============================================================================================================================
   Tenaris SA (ADR)                                                                                    945,000      24,050
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Switzerland -- 0.1%
============================================================================================================================
   Dufry AG(1)                                                                                         181,161      15,801
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   United Kingdom -- 3.9%
============================================================================================================================
   Anglo American PLC                                                                                2,837,600      97,856
----------------------------------------------------------------------------------------------------------------------------
   Cairn Energy PLC(1)                                                                              18,802,978      81,490
----------------------------------------------------------------------------------------------------------------------------
   Gem Diamonds Ltd.(1)                                                                              2,675,629       8,658
----------------------------------------------------------------------------------------------------------------------------
   Glencore International PLC                                                                       15,670,700      96,990
----------------------------------------------------------------------------------------------------------------------------
   Kazakhmys PLC                                                                                       258,790       3,169
----------------------------------------------------------------------------------------------------------------------------
   Lonrho PLC(1)                                                                                    52,947,100      10,880
----------------------------------------------------------------------------------------------------------------------------
   Mondi PLC                                                                                        10,088,341      74,007
----------------------------------------------------------------------------------------------------------------------------
   Petra Diamonds Ltd. (CDI)(1)                                                                     20,294,596      35,222
----------------------------------------------------------------------------------------------------------------------------
   Petropavlovsk PLC                                                                                 1,426,018      13,154
----------------------------------------------------------------------------------------------------------------------------
   Standard Chartered PLC                                                                            1,410,600      28,155
----------------------------------------------------------------------------------------------------------------------------
   Tullow Oil PLC                                                                                    2,237,707      45,400
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   494,981

============================================================================================================================
   United States of America -- 0.9%
============================================================================================================================
   Freeport-McMoRan Copper & Gold Inc.                                                                 437,010      13,307
----------------------------------------------------------------------------------------------------------------------------
   Genpact Ltd.(1)                                                                                   5,372,863      77,316
----------------------------------------------------------------------------------------------------------------------------
   Sohu.com, Inc.(1)                                                                                   358,100      17,260
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   107,883

============================================================================================================================
   Multinational -- 0.3%
============================================================================================================================
   Capital International Global Emerging Markets Private Equity Fund, LP (acquired
      6/30/99, cost: $206,000)(2,3,4,5)                                                             55,999,402         543
----------------------------------------------------------------------------------------------------------------------------
   Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost:
      $27,757,000)(2,3,4,5)                                                                         49,358,414      23,021
----------------------------------------------------------------------------------------------------------------------------
   International Hospital Corp. Holding NV (acquired 9/25/97, cost: $8,011,000)(1,2,3)                 609,873       4,294
   International Hospital Corp. Holding NV, Class B, convertible preferred (acquired
      2/12/07, cost: $3,504,000)(1,2,3)                                                                622,354       4,381
----------------------------------------------------------------------------------------------------------------------------
   New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost:
      $11,000)(1,2,3,4)                                                                                279,240          29
   New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost:
      $148,000)(1,2,3,4)                                                                             3,810,369         392
----------------------------------------------------------------------------------------------------------------------------
   Pan-African Investment Partners II Ltd., Class A (acquired 06/20/08 cost:
      $11,883,000)(2,3,4,5)                                                                              3,800       6,321
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    38,981

============================================================================================================================
   Miscellaneous -- 1.4%
============================================================================================================================
   Equity securities in initial period of acquisition                                                              179,952
----------------------------------------------------------------------------------------------------------------------------
   Total equity securities (cost: $12,016,404,000)                                                              12,053,425

                                                                                              Principal amount
Bonds and notes                                                                                          (000)
============================================================================================================================
   Asia-Pacific -- 0.0%
============================================================================================================================
   China -- 0.0%
============================================================================================================================
   Fu Ji Food and Catering Services Holdings Ltd. 0% convertible, October 18, 2010 (6)              CNY 93,400       3,144
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Eastern Europe and Middle East -- 0.1%
============================================================================================================================
   Russia -- 0.1%
============================================================================================================================
   OAO TMK 5.25% convertible, February 11, 2015                                                         $9,400       8,747
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Latin America -- 0.2%
============================================================================================================================
   Mexico -- 0.0%
============================================================================================================================
   CEMEX, SAB de CV, 4.875% convertible, March 15, 2015                                                 10,384       4,971
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
   Uruguay -- 0.2%
============================================================================================================================
   Republic of Uruguay Index-Linked, 5.00% September 14, 2018 (7)                                  UYU 403,045      20,518
----------------------------------------------------------------------------------------------------------------------------

   Total bonds and notes (cost: $57,193,000)                                                                        37,380

Short-term securities
----------------------------------------------------------------------------------------------------------------------------
   Corporate short-term notes -- 3.2%
----------------------------------------------------------------------------------------------------------------------------
   Bank of Montreal 0.13% due 10/6/11                                                                 $ 75,000      74,998
----------------------------------------------------------------------------------------------------------------------------
   Barclays U.S. Funding Corp. 0.06%-0.10% due 10/3-10/4/11                                            226,550     226,548
----------------------------------------------------------------------------------------------------------------------------
   General Electric Capital Services, Inc. 0.11% due 10/11/11                                           29,700      29,699
----------------------------------------------------------------------------------------------------------------------------
   NetJets, Inc. 0.04% due 10/11/11                                                                     28,000      28,000
----------------------------------------------------------------------------------------------------------------------------
   Nordea North America, Inc. 0.13% due 10/3/11                                                         50,000      50,000
----------------------------------------------------------------------------------------------------------------------------
Total short-term securities (cost: $409,246,000)                                                                   409,245
Total investment securities (cost: $12,482,843,000)                                                             12,500,050
Other assets less liabilities (including forward currency contracts)                                               146,954
                                                                                                               -------------
Net assets                                                                                                     $12,647,004
                                                                                                               =============

(1)   Security did not produce income during the last 12 months.
(2)   This issuer represents investment in an affiliate as defined in the
      Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., Capital
      International Global Emerging Markets Private Equity Fund, LP and Capital
      International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund.
(3)   Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws); resale to the public may require registration in the country where the primary market is located and no right to demand registration exists. As of September 30, 2011, the total value and cost of such securities were $331,047,000 and
      $395,217,000, respectively, and the value represented 2.62% of net assets.
(4)   Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund's performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.
(5)   Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
(6)   Security is currently in default pending liquidation.
(7)   Coupon rate may change periodically.

 Abbreviations:

Securities:
   ADR   --  American Depositary Receipts
   BDR   --  Brazilian Depositary Receipts
   CDI   --  CREST Depository Interest
   GDR   --  Global Depositary Receipts
   PALMS --  Participating Access Linked Middle Eastern Securities

Currencies other than U.S. dollars:
   CNY   --  Chinese Renminbi
   UYU   --  Uruguayan Peso

 Federal income tax information

                                                                    (dollars in
                                                                      thousands)
Gross unrealized appreciation on investment securities             $  2,052,453
Gross unrealized depreciation on investment securities               (2,238,852)
Net unrealized depreciation on investment securities                   (186,399)
-------------------------------------------------------------------------------
Cost of investment securities for federal income tax purposes        12,686,449
-------------------------------------------------------------------------------

Valuation

The fund's investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time on the last business day of each week and month except on any day on which the New York Stock Exchange is closed for trading.

Methods and inputs - The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

----------------------------------------------------------------------------------------------------------------
Fixed-income class                            Examples of standard inputs
----------------------------------------------------------------------------------------------------------------

All                                           Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable
                                              securities; and proprietary pricing models such as yield
                                              measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as "standard inputs")
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------

Corporate bonds & notes; convertible          Standard inputs and underlying equity of the issuer
securities
----------------------------------------------------------------------------------------------------------------
Bonds & notes of governments & government     Standard inputs and interest rate volatilities
agencies
----------------------------------------------------------------------------------------------------------------

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.
Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
Various inputs may be reviewed in order to make a good faith determination of a security's fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities.
Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund's determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund's valuation levels as of September 30, 2011 (dollars in thousands):

-----------------------------------------------------------------------------------------------
Investment securities:                    Level 1      Level 2(1)    Level 3(1)      Total
-----------------------------------------------------------------------------------------------

Equity securities:
   Asia-Pacific ....................... $   204,935   $ 6,841,386   $    32,954   $ 7,079,275
   Latin America ......................   1,845,836            --         3,355     1,849,191
   Eastern Europe and Middle East......      57,129     1,419,249       109,053     1,585,431
   Africa .............................     114,141       330,578         2,740       447,459
   Other markets ......................     245,583       627,553            --       873,136
   Miscellaneous ......................     104,944        75,008            --       179,952
Multinational .........................          --            --        38,981        38,981
Bonds and notes .......................          --        34,236         3,144        37,380
Short-term securities .................          --       409,245            --       409,245
                                        -------------------------------------------------------
Total ................................. $ 2,572,568   $ 9,737,255   $   190,227   $12,500,050
                                        =======================================================

Forward currency contracts(2) ......... $        --   $    15,218   $        --   $    15,218

 The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions during the period ended September 30, 2011
(dollars in thousands):

                                 Gross                                                                      Gross
                Beginning      transfers                                        Net          Net           transfers       Ending
                 value at        into                                        realized      unrealized       out of        value at
                 7/1/2011       Level 3       Purchases        Sales          gain(3)     depreciation(3)   Level 3       9/30/2011
------------------------------------------------------------------------------------------------------------------------------------

Investment
securities      $ 291,520      $   9,655      $     506      $ (31,257)      $  27,281      $(107,478)      $      --     $ 190,227
====================================================================================================================================

Net unrealized depreciation during the period on Level 3 investment securities held at 9/30/2011(2)
                                                                                                                          $(107,478)
                                                                                                                          ==========

(1)   Level 2 and Level 3 include investment securities with an aggregate value of $9,480,993,000 that were fair valued under guidelines adopted by authority of the fund's board of directors. Of this amount, securities with an aggregate value of $9,014,279,000 were fair valued as a result of significant market movements following the close of local trading and, therefore, classified as Level 2.
(2)   Forward currency contracts are not included in the investment portfolio.
(3)   Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

The fund owns an interest in multiple private equity funds, which are considered alternative investments in accordance with Accounting Standards Update (ASU)
2009-12, Investments in Certain Entities That Calculate Net Asset Value per
Share. The fund is permitted to use the Net Asset Value (NAV) of the private equity funds to determine the fair value of the investment in the funds as such funds do not have a readily determinable fair value and have attributes of an investment company (i.e. the primary business involves investment of pooled funds whereby ownership represents interests in partners' capital to which a proportionate share of net assets is attributed). Although the fund typically uses the NAV of the respective private equity funds to determine fair value of its investments, adjustments may be made to the NAV as a result of known company or market events, updated market pricing for underlying securities held in the private equity fund and/or fund transactions (i.e. drawdowns and distributions).

The following table lists the characteristics of the alternative investments held by the fund as of September 30, 2011 (dollars in thousands):

--------------------------------------------------------------------------------------------------------------------
    Investment         Investment                              Unfunded           Remaining          Redemption
       type             strategy         Fair value(1)      commitment(2)          life(3)             terms
--------------------------------------------------------------------------------------------------------------------

Private equity      Primarily              $142,098           $56,057           1 to 8 years      Redemptions are
funds               private sector                                                                not permitted.
                    equity                                                                        These funds
                    investments                                                                   distribute
                    (i.e., expansion                                                              proceeds from the
                    capital,                                                                      liquidation of
                    buyouts) in                                                                   underlying assets
                    emerging markets                                                              of the funds.
--------------------------------------------------------------------------------------------------------------------

(1)   Included as Level 3 securities in the table on the previous page presenting the fund's valuation levels as of September 30, 2011.
(2)   Unfunded capital commitments represent agreements which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined.
(3)   Represents the remaining life of the fund term or the estimated period of liquidation.

 Investments in affiliates

                                                                                                       Dividend
                                                                                                     and interest
                                        Beginning      Purchases/        Sales/          Ending         income          Value
Issuer                                    shares        Additions      Reductions        shares         (000)           (000)
----------------------------------------------------------------------------------------------------------------------------------

Affiliated issuers:

Compeq Manufacturing                     73,599,000            --             --        73,599,000    $        --   $    29,313

Jain Irrigation Systems Ltd.             14,740,760     4,748,255             --        19,489,015            387        60,425

StemLife                                  8,331,900            --             --         8,331,900             --           599

VA Tech Wabag                               633,821       950,731             --         1,584,552             --        11,773

Affiliated private equity funds/private placements:

Baring Vostok Private Equity Fund*       11,783,118            --             --        11,783,118             --        33,883
Baring Vostok Private Equity Fund III*   22,047,564       342,984             --        22,390,548             --        31,553
Baring Vostok Capital Partners IV*       38,746,859            --             --        38,746,859             --        37,040
Capital International Global
Emerging Markets Private Equity Fund*    55,999,402            --             --        55,999,402             --           543
Capital International Private
Equity Fund IV*                          49,194,744       163,670             --        49,358,414            991        23,021

International Hospital                    1,232,227            --             --         1,232,227             --         8,675
New Asia East Investment Fund             4,089,609            --             --         4,089,609             --           421
Pan-African Investment Partners II            3,800            --             --             3,800             56         6,321
South African Private Equity Fund III*   27,594,065            --             --        27,594,065            794         2,740

                                                                                                      -------------------------
                                                                                                      $     2,228   $   246,307
                                                                                                      =========================

*For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.

 Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates.
Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. As of September 30, 2011, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

                                                                                   Contract amount             U.S. valuation
                                                                                        (000)                       (000)
                                                                             --------------------------  ---------------------------
                                                                                                                      Unrealized
                                                                                                                     appreciation/
                                             Counterparty                         Non-U.S.      U.S.      Amount    (depreciation)
-----------------------------------------------------------------------------------------------------------------------------------

Sales:
Australian Dollar to U.S. Dollar
expiring 10/31/2011 ........................ Credit Suisse First Boston          AUD15,095   $ 14,898    $  14,554  $        344
British Pound to U.S. Dollar expiring
10/12/2011 ................................. Bank of America                     GBP56,229     89,849       87,677         2,172
Canadian Dollar to U.S. Dollar
expiring 10/27 -
10/31/2011 ................................. Credit Suisse First Boston          CAD69,349     67,773       66,135         1,638
Czech Koruna to U.S. Dollar expiring
10/13/2011 ................................. Bank of America                    CZK331,801     19,110       18,010         1,100
Czech Koruna to U.S. Dollar expiring
10/26/2011 ................................. JPMorgan Chase Bank                CZK665,865     36,057       36,145           (88)
Euro to U.S. Dollar expiring 10/17/2011 .... Mellon Bank                          EUR8,662     11,816       11,604           212
Hungarian Forint to U.S. Dollar
expiring 10/13/2011 ........................ Bank of America                  HUF6,597,943     33,409       30,142         3,267
Israeli Shekel to U.S. Dollar expiring
10/24/2011 ................................. UBS AG                             ILS322,486     87,404       85,997         1,407
Mexican Peso to U.S. Dollar expiring
10/31/2011 ................................. Royal Bank of Scotland             MXN707,056     52,595       50,843         1,752
Polish Zloty to U.S. Dollar expiring
10/11 -10/26/2011 .......................... Bank of America                    PLN195,091     61,488       58,809         2,679
Polish Zloty to U.S. Dollar expiring
10/17/2011 ................................. Credit Suisse First Boston          PLN72,759     22,671       21,936           735
                                                                                                                    ---------------
Forward currency contracts - net ...........                                                                        $     15,218
                                                                                                                    ===============

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: November 28, 2011

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: November 28, 2011